Investment Strategy	Sep. 30, 2026
JNL Multi-Manager Alternative Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Alternative Fund, after the sixth paragraph, please add the following:

The Fund may invest in a variety of equity securities, including common stock, preferred stock, rights and warrants to purchase common stock, depositary receipts, securities convertible into common and preferred stock and non-convertible preferred stock. Additionally, from time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”).

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” subsection “Equity Long/Short Strategies” for the JNL Multi-Manager Alternative Fund, please delete the second paragraph in the entirety and replace with the following:

Boston Partners Global Investors, Inc. (“Boston Partners”) invests in long positions in stocks it identifies as being undervalued and takes short positions in stocks that it has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Boston Partners invests, both long and short, in securities principally traded in the United States markets. The strategy’s long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the United States markets. The strategy may also invest a portion of its assets directly in equity securities of foreign issuers. Boston Partners may invest in securities of companies operating for three years or less (“unseasoned issuers”). Boston Partners will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio.

Boston Partners seeks to construct a portfolio that has less volatility than the United States equity market generally. Boston Partners examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. Boston Partners selects securities based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND
Prospectus [Line Items]
Strategy Narrative [Text Block]

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/DoubleLine® Emerging Market Fixed Income Fund, please delete the seventh paragraph in the entirety and replace with the following:

The Fund may invest in investments denominated in any currency, but expects to invest approximately 50% of its assets in investments denominated in the U.S. dollar and approximately 50% of its assets in investments denominated in local currencies.